Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Office buildings USD ($)	Dec. 31, 2013 Office buildings CNY	Dec. 31, 2012 Office buildings CNY	Dec. 31, 2013 Computer and equipment USD ($)	Dec. 31, 2013 Computer and equipment CNY	Dec. 31, 2012 Computer and equipment CNY	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Office furniture and fixtures USD ($)	Dec. 31, 2013 Office furniture and fixtures CNY	Dec. 31, 2012 Office furniture and fixtures CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Software USD ($)	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY
Property, Plant, and Equipment Disclosure [Line Items]
Property plant and equipment, gross				$ 11,213,267	67,881,751	67,482,202	$ 25,179,412	152,428,608	170,034,382	$ 2,653,322	16,062,417	15,492,417	$ 2,183,198	13,216,426	13,467,292	$ 1,773,355	10,735,360	9,443,462	$ 2,996,992	18,142,889	17,746,626
Less: accumulated depreciation and amortization	(37,667,551)	(228,028,051)	(229,091,066)
Property plant and equipment, net	$ 8,331,995	50,439,400	64,575,315